ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Line Items]
SCHEDULE OF SUPPLEMENTAL PRO FORMA INFORMATION
	For the year ended December 31,
	2024	2025
	US$	US$
Net revenue	17,269,616	15,128,729
Net loss	(2,214,552)	(3,361,554)

Times Express Limited And H2N Limited [Member]
Business Combination [Line Items]
SCHEDULE OF FAIR VALUE OF THE ACQUIRED ASSETS AND LIABILITIES

The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amount in US$
Fair value of the share issued (1)	1,858,401
Fair value of Pre-Completion Loans	3,023,865
Fair value of contingent consideration (2)	130,088
Fair value of consideration transferred (A)	5,012,354

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	2,812,318
Intangible asset – customer list	46,638
Intangible asset – software	2,530,045
Intangible asset – brand names	987,109
Non-operating asset	1,013,830
Deferred tax liability (4)	(588,026)
Net assets acquired	6,801,914
Fair Value of 100% Net Assets Acquired (B)	6,801,914

Gain on bargain purchase (A-B)	(1,789,560)

(1)	The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all TEX and H2N and the net assets held by the Company.

(2)	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. The gain in fair value of the contingent consideration related to the acquisition of TEX and H2N amounted to US$5,908 for the year ended December 31, 2025.

(3)	Among which, cash acquired from acquisition of TEX and H2N was US$688,487.

(4)	Deferred tax liabilities were calculated based on the fair value of identifiable intangible assets multiplied by income tax rate.

Oceanus Asia Opportunity Two Limited [Member]
Business Combination [Line Items]
SCHEDULE OF FAIR VALUE OF THE ACQUIRED ASSETS AND LIABILITIES

The total cost of the acquisition was allocated to the assets acquired and liabilities assumed based on their relative fair values by the Company as of the date of acquisition:

Component of Cost	Amount in US$
Fair value of the share issued (1)	1,892,771
Total Consideration	1,892,771
Less: net assets acquired (2)	236,024
Total Cost Allocated to the Equity Interest	1,656,748

(1)	According to ASC 805-50-30-2, if the consideration is not in the form of cash, measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus, more reliably measurable. The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all Oceanus Asia Opportunity 2 Limited and the net assets held by the Company.

(2)	Among which, cash acquired from acquisition of Oceanus Asia Opportunity 2 Limited was nil.

Smart Minds Holdings Limited [Member]
Business Combination [Line Items]
SCHEDULE OF FAIR VALUE OF THE ACQUIRED ASSETS AND LIABILITIES

The total cost of the acquisition was allocated to the assets acquired and liabilities assumed based on their relative fair values by the Company as of the date of acquisition:

Component of Cost	Amount in US$
Previous held interest by the Company (corresponding to 24.9% of equity interest of Smart Minds)	2,911,030
Cash consideration for the share subscription (corresponding to 37.6% of equity interest of Smart Minds)	1,683,287
Total Consideration	4,594,317
Plus: fair value of non-controlling interest (corresponding to 37.5% of equity interest of Smart Minds) (1)	5,021,501
Plus: net working deficit (2)	636,434
Plus: deferred tax liability	2,025,894
Total Cost Allocated to Software	12,278,146

(1)	The fair value of the non-controlling interest were valued using the discounted cashflow method under income approach in this valuation.

(2)	Among which, cash acquired from acquisition of Smart Minds was US$9,544.